UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act File number: 811-08897

Sparrow Funds

(Exact name of registrant as specified in charter)

11330 Olive Boulevard, Suite 230, St. Louis, MO 63141

(Address of principal executive offices) (Zip code)

John Swhear

Unified Fund Services, Inc.

431 N. Pennsylvania St.

Indianapolis, IN 46204

(Name and address of agent for service)

Registrant's telephone number, including area code: 314-725-6161

Date of fiscal year end: 8/31

Date of reporting period: 07/01/06 - 06/30/07

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (Secs. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Sec. 3507.

Security Name	Ticker	CUSIP	Meeting Date	Description of Matter/Proposal	Proposed by Management (M) or Shareholders (S)	Vote? (Yes or No)	Vote For, Against or Abstain	Fund Cast its Vote for or Against Management
Allied Irish Banks	AIB		5/9/2007	To Receive the Report and Accounts	M		For	For
				To declare the final dividend	M		For	For
				To Re-appoint Directors	M		For	For
				To authorise the Directors to determine the remuneration of the Auditor	M		For	For
				To renew authority for the Company to make market purchases of the Company's shares	M		For	For
				To set the price range for the off-market re-issue of treasury shares	M		For	For
				To renew the Directors' authority to allot shares	M		For	For
				TO renew the Directors' authority to allot shares for cash on a non-pre-emptive basis	M		For	For
				To amend the rules of the AIB Group Performance Share Plan 2005	M		For	For
				To remove KPMG as auditor	S		Against	For
				To appoint Mr. Niall Murphy as a Director	S		Against	For
Bank Of America	BAC		4/25/2007	For All Directors	M		For	For
				Ratification of the independent registered public accounting firm for 2007	M		For	For
				Stock Options	S		Against	For
				Number of Directors	S		Against	For
				Independent Board Chairman	S		Against	For
Commerce Bancorp, Inc.	CBH		5/15/2007	For All Directors	M		For	For
Chesapeake Energy Corporation	CHK		6/8/2007	For All Directors
				To approve an amendment to the Long Term Incentive plan	M		For	For
				To approve an amendment to the 2003 stock award plan for non-employee directors	M		For	For
China Mobile	CHL		5/16/2007	To Receive and consider the audited financial statements and the reports of the directors and auditors	M		For	For
				To declare an ordinary final dividend and a special final dividend for the year ended 31 December 2006	M		For	For
				For All Directors	M		For	For
				To re-appoint Mssrs. KPMG as auditors and to authorize the directors to fix their remuneration	M		For	For
				To give a general mandate to the directors to repurchase shares in the company not exceeding 10% of the aggregate nominal amount of the existing issued share capital	M		For	For
				To give a general mandate to the directors to issue, allot and deal with additional shares in the company	M		For	For
				To extend the general mandate granted to the directors to issue allot and deal with shares by the number of shares repurchased.	M		For	For
Cryptologic Inc	CRYP		5/24/2007	Authorizing Approval of arrangement as outlined in the management information circular	M		For	For
				Other issues as may properly come before the meeting	M		For	For
First Cash Financial Services	FCFS		6/12/2007	For All Directors	M		For	For
				Ratification of the selection of Hein & Associates LLP as independent auditors of the company for the year ending December 31, 2007.	M		For	For
Florida Rock Industries	FRK		2/7/2007	For All Directors	M		For	For
				The Ratification of the audit committee's selection of KPMG LLP as the company's independent registered public accounting firm (auditors) for 2007	M		For	For
General Dynamics Corporation	GD		5/2/2007	For All Directors	M		For	For
				Selection of Independent Auditors	M		For	For
				Pay-For Superior Performance Standard	S		Against	For
				Performance-Based Stock Options	S		Against	For
Harman International Industries, Inc.	HAR		11/2/2006	For All Directors	M		For	For
Hershey Company	HSY		4/17/2007	For All Directors	M		For	For
				Ratify appointment of KPMG LLP as independent auditors for 2007.	M		For	For
				Approve the Hershey Company Equity Incentive compensation Plan	M		For	For
Desarrolladora Homex, S.A.B de C.V.	HXM		4/26/2007

Reading Discussion and approval or amendment, as the case may be, of the reports of the board of directors on the company's review pursuant to article 28, section IV of the Mexican Securities Law, including the financial statements for the year ended on December 31, 2006.

					M		For	For
				Resolution over the application of the results obtained in such fiscal year	M		For	For
				Appointment or ratification, as the case may be, of the members of the board of directors and secretary, and determination of their compensation	M		For	For
				Appointment or ratification, as the case may be, of the chairman and members of the audit committee and corporate governance committee	M		For	For
				Discussion and approval, as the case may be, of the maximum amount that could be used to repurchase of stock of the company during 2007.	M		For	For
				Designation of delegates who will formalize and execute the resolutions adopted at this meeting.	M		For	For
				Adjustments and changes to the bylaws of HXM to modify articles six, twenty two, thirty three and thirty four	M		For	For
				Designation of delegates who will formalize and execute the resolutions adopted at this meeting.	M		For	For
Illinois Tool Works	ITW		5/4/2007	For All Directors	M		For	For
				Ratification of the appointment of Deloitte & Touche LLP as ITW's Independent Public Accountants for 2007	M		For	For
Johnson Controls Inc.	JCI		1/24/2007	For All Directors	M		For	For
				Ratification of Pricewaterhousecoopers as independent auditors for 2007	M		For	For
				Approval of the Johnson Controls, Inc. 2007 Stock Option Plan	M		For	For
China Life Insurance Company	LFC		12/29/2006

To review and approve the adoption of the employee share incentive plan (draft) and to authorize the board to make appropriate and necessary amendments to the employee share incentive plan in accordance with the relevant laws and regulations

					M		For	For
				To elect Mr. Ngai Wai Fund as an independent non-executive director of the company	M		For	For
China Life Insurance Company	LFC		6/12/2007	To review and approve the report of the board of directors of the company for the year 2006	M		For	For
				To review and approve the report of the supervisory committee of the company for the year 2006	M		For	For
				To review and approve the audited financial statements of the company and the auditor's report.	M		For	For
				To review and approve the profit distribution and cash dividend distribution plan of the company for the year 2006	M		For	For
				To review and approve the remuneration of the directors and supervisors of the company	M		For	For
				To approve the purchase of liability insurance for the company's directors and management	M		For	For

To approve the re-appointment of PriceWaterhouseCoopers Zhong Tian CPAS company Ltd, Certificed Public Accountants, and PricewaterhouseCoopers, Certified Public Accountants as the PRC Auditors and International Auditors of the company for the year 2007 and to authorize the board of directors of the company to determine their remuneration.

					M		For	For

To give a general mandate to the board of directors of the company to issue new domestic shares and new H shares of not more than 20% of each class of the domestic shares and H shares of the company in issue as at the date of passing this resolution.

					M		For	For
McGraw-Hill Companies, Inc	MHP		4/25/2007	For All Directors	M		For	For
				Ratification of the appointment of Independent registered public accounting firm for 2007	M		For	For
				Requesting the annual election of each director	S		Against	For
				Requesting the adoption of a simple majority vote	S		Against	For
				Requesting public disclosure of corporate policies and procedures regarding political contributions and the amount of such contributions	S		Against	For
Altria Group, Inc.	MO		4/26/2007	For All Directors	M		For	For
				Ratification of the Selection of Independent Auditors	M		For	For
				Cumulative Voting	M		Against	For
				Informing Children of their rights if forced to incur secondhand smoke	M		Against	For
				Stop all company-sponsored "Campaigns" allegedly oriented to prevent youth from smoking	M		Against	For
				Get out of traditional tobacco business by 2010	M		Against	For
				Animal Welfare Policy	M		Against	For
Nike, Inc.	NKE		9/18/2006	For All Directors	M		For	For
				Charitable Contributions Report	S		Against	For
				Proposal to ratify the appointment of Pricewaterhousecoopers LLP as independent registered public accounting firm	M		For	For
Occidental Petroleum	OXY		5/4/2007	For All Directors	M		For	For
				Ratification of selection of KPMG as independent auditors	M		For	For
				Approval of amendment to 2005 Long-Term Incentive Plan	M		For	For
				Scientific Report on Global Warming	S		Against	For
				Advisory vote to ratify executive compensation	S		Against	For
				Performance-Based Stock Options	S		Against	For
Pepsico, Inc	PEP		5/2/2007	For All Directors	M		For	For
				Approval of Independent Registered Public Accountants	M		For	For
				Approval of 2007 Long-Term Incentive Plan	M		For	For
				Charitable Contributions	S		Against	For
Petmed Express	PETS		7/28/2006	For All Directors	M		For	For
				To ratify the appointment of Goldstein Golub Kessler LLP as the independent registered accounting firm for the company to serve for the 2007 fiscal year	M		For	For
				To Approve the Adoption of the Petmed Express, Inc. 2006 Employee Equity Compensation Restricted Stock Plan	M		For	For
				To approve the adoption of the Petmed Express, Inc. 2006 Outside director Equity Compensation Restricted Stock Plan	M		For	For
Portfolio Recovery Associates	PRAA		5/18/2007	For All Directors	M		For	For
				Ratification of Appointment of Independent Auditors: KPMG, LLP	M		For	For
RC2 Corporation	RCRC		5/4/2007	For All Directors	M		For	For
Royal Dutch Shell PLC	RDSA		5/15/2007	Adoption of Annual report and accounts	M		For	For
				Approval of Remunerations Report	M		For	For
				Election of Rijkman Groenink as a director of the company	M		For	For
				Re-Election of Malcolm Brinded as a director of the company	M		For	For
				Re-Election of Linda Cook as a Director of the company	M		For	For
				Re-Election of Maarten Van Den Bergh As a director of the company	M		For	For
				Re-Election of Nina Henderson as a director of the company	M		For	For
				Re-Election of Christine Morin-Postel as a director of the company	M		For	For
				Re-appointment of Auditors	M		For	For
				Remuneration of Auditors	M		For	For
				Authority to allot shares	M		For	For
				Disapplication of Pre-emption rights	M		For	For
				Authority to purchase own shares	M		For	For
				Authority for certain donations and expenditures	M		For	For
The Ryland Group, Inc.	RYL		4/25/2007	For All Directors	M		For	For
				Approval of the Ryland Group, Inc. 2007 Equity Incentive Plan	M		For	For
				Ratification of the appointment of Ernst & Young LLP as Ryland's independent registered public accounting firm for the fiscal year ending December 31, 2007	M		For	For
Stancorp Financial Group, Inc.	SFG		5/7/2007	For All Directors	M		For	For
				Proposal to ratify the appointment of Independent Registered Accounting Firm	M		For	For
				Proposal to Approve the Short Term Incentive Plan	M		For	For
Sears Holding Corporation	SHLD		5/4/2007	For All Directors	M		For	For
				Approve the First Amendment to the Sears Holdings Corporation Umbrella Incentive Program	M		For	For
				Ratify the appointment by the audit committee of Deloitte & Touche LLP as the company's independent Public Accountants for Fiscal Year 2007	M		For	For
Stericycle, Inc.	SRCL		5/16/2007	For All Directors	M		For	For
				Approval of Proposal to Amend the Company's Certificate of Incorporation to Increase the company's authorized shares of common stock from 80,000,000 shares to 120,000,000 shares	M		For	For
				Ratification of appointment of Ernst & Young LLP as the company's independent Public Accountants for the year ending December 31, 2007	M		For	For
Sysco Corporation	SYY		11/10/2006	For All Directors	M		For	For
				Approval of ratification of appointment of Ernst & Young LLP as the company's independent accountants for fiscal 2007	M		For	For
				That Board of Directors implement a Majority vote policy by taking certain specified actions	S		For	For
				Hiring of Proxy Advisor	S		Against	For
AT&T Inc.	T		4/27/2007	For All Directors	M		For	For
				Ratify Appointment of Independent Auditors	M		For	For
				Approve the AT&T Severance policy	M		For	For
				Political Contributions	S		Against	For
				Shareholder right to call special meetings	S		Against	For
				Executive "Pay for Performance"	S		Against	For
				Shareholders approve Executive Compensation	S		Against	For
				Limit to Benefits	S		Against	For
Tractor Supply Company	TSCO		5/2/2007	For All Directors	M		For	For
				To Ratify the reappointment of Ernst & Young LLP as independent auditor for the fiscal year ending December 29, 2007	M		For	For
United Fire & Casualty Company	UFCS		5/16/2007	For All Directors	M		For	For
				To vote upon such other matters as may properly come before the meeting or any adjournment or postponements thereof	M		For	For
United Technologies Corporation	UTX		4/11/2007	For All Directors	M		For	For
				Appointment of Independent Auditors for 2007	M		For	For
				Director Term Limits	S		Against	For
				Foreign Military Sales	S		Against	For
				Political Contributions	S		Against	For
				Advisory resolution to ratify executive compensation	S		Against	For
				Pay-For-Superior-Performance	S		Against	For
Walgreen Co.	WAG		1/10/2007	For All Directors	M		For	For
				Ratification of the appointment of Deloitte & Touche LLP as independent registered accounting firm	M		For	For
				Approval of the amended and restated Walgreen Co Restricted Performance Share plan	M		For	For
World Acceptance Corporation	WRLD		8/2/2006	For All Directors	M		For	For
				Proposal to ratify the selection of KPMG LLP as the company's independent public accountants	M		For	For
The Western Union Company	WU		5/10/2007	For All Directors	M		For	For
				Approval of the Western Union Company 2006 Long Term Incentive Plan	M		For	For
				Approval of the Western Union Company Senior Executive Annual Incentive Plan	M		For	For
				Ratification of Selection of Auditors	M		For	For
Wolverine World Wide	WWW		4/19/2007	For All Directors	M		For	For
				Proposal to approve the amended and restated executive short-term incentive plan	M		For	For
				Proposal to approve the amended and restated executive long-term incentive plan	M		For	For
				Proposal to ratify the appointment of Ernst & Young LLP as independent auditors for the current fiscal year.	M		For	For
Wm. Wrigley Jr. Company	WWY		3/14/2007	For All Directors	M		For	For
				Amendment to the second restated certificate of incorporation to permit amendment of the bylaws of the company to adopt majority voting for the election of directors.	M		For	For
				To ratify the appointment of the Company's Independent registered public accounting firm for the year ending December 31, 2007	M		For	For
Dentsply Internation Inc.	XRAY		5/15/2007	For All Directors
Proposal to ratify the appointment of PriceWaterhouseCoopers LLP, independent accountants, to audit the books and accounts of the company for the year ending December 31, 2007.
Proposal to approve amendments to the 2002 Equity Incentive Plan
XTO Energy Inc	XTO		5/15/2007	For All Directors	M		For	For
				Ratification of the appointment of KPMG LLP as the company's independent auditor for 2007	M		For	For
Zale Corporation	ZLC		11/15/2006	For All Directors	M		For	For
				To ratify the appointment of KPMG LLP as the company's independent registered public accounting firm for the fiscal year ending July 31, 2007	M		For	For

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Sparrow Funds

By: /s/Gerald Sparrow

Gerald Sparrow, President

Date: 09/21/2007